Investment Strategy - RockCreek Global Equality ETF	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest in equity securities of companies that have demonstrated a commitment to managing their organizations with a gender-balance approach (e.g., seeking gender balance across its management or employees), as described further below. The Fund will typically invest in common and preferred stocks, American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”) of companies located in a number of countries throughout the world, including issuers located in emerging markets.
Rock Creek Group, LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”), generally focuses on the largest 3,000 stocks by market capitalization in developed markets and the largest 1,000 stocks by market capitalization in emerging markets. The Sub-Adviser may also consider additional securities beyond this universe if they meet the Fund’s investment criteria (collectively the “Investment Universe”).
The Sub-Adviser then utilizes data developed by Equileap, an unaffiliated third-party, which provides a gender equality score. Equileap researches and ranks publicly-listed companies around the world using a proprietary Gender Equality ScorecardTM (the “Scorecard”). The Equileap analysis covers multiple gender-based criteria, which may include factors such as gender balance, gender pay gap, and policies relating to parental leave and sexual harassment. Securities in the Investment Universe for which Equileap cannot develop a gender equality score may be excluded from the Investment Universe. However, the Sub-Adviser may develop its own gender equality score for such securities based on sufficient gender-related information from other sources deemed to be reliable by the Sub-Adviser, provided the security meets the Fund’s other investment criteria. Furthermore, the Sub-Adviser may consider adjusting the gender equality scores using supplemental or alternative data sources or modify the weights of various criteria in the scoring process.
Next, the Sub-Adviser excludes certain companies from the Investment Universe that are included on the Norwegian Ethics Council conduct-based Ethical Exclusions List (the “Ethical Exclusions List”), which is a publicly available list that is developed based on recommendations from the Council on Ethics, which is appointed by the Norwegian Ministry of Finance. Companies are added to the conduct-based Ethical Exclusions List if there is an unacceptable risk of the company contributing to, or being responsible for, particularly serious violations of fundamental ethical norms (such as if the company contributes or is responsible for serious or systemic human rights violations, severe environmental damage, gross corruption or other serious financial crime, serious violations of individual rights in situations of war, etc.).
Following the application of the conduct-based Ethical Exclusions List, the Sub-Adviser will apply additional gender-related screens. These screens are informed by the Gender-Lens Investing Criteria developed by the Equality Fund, an organization which provides funding support, technical assistance, and other services to strengthen organizations and movements that advance gender equality. The Equality Fund defines gender-lens investing as investing (for financial and social impact) with the intent to address gender equality issues or promote gender equity. The Equality Fund screens are based on four key areas: general compliance with ethical standards and sustainability practices; increasing access to capital for underserved populations; scaling products and services that directly benefit the target groups in essential sectors like education, healthcare, and finance; and addressing structural inequity by promoting policies and practices that empower women in the workplace and in leadership roles.  The Sub-Adviser uses its expertise and discretion to interpret and translate this guidance into actionable, quantifiable investment screens. The Sub-Adviser then applies these screens to the securities under consideration.
The Sub-Adviser will then evaluate certain financial criteria for each issuer, such as debt-to-equity ratio, debt-to EBITDA, and financial statement strength, prior to inclusion in the Fund.
Based on the Scorecard and other gender-based data sources, the Sub-Adviser will calculate an overall gender equality score and will prioritize stocks with the highest gender equality scores for the Fund, investing in 150-250 companies that also meet key financial criteria to ensure long-term viability.
The Fund will be subject to a 2.5% maximum position upon inclusion in the portfolio and at the time the Fund is rebalanced. Furthermore, the Sub-Adviser will invest a minimum of 35% of the Fund’s net assets in the United States, a maximum of 65% in the United States, a maximum of 50% in developed European markets, and a maximum of 20% in emerging markets. Individual country exposure will be limited to 10% of the Fund’s net assets, except for exposure to the United States. Individual sector exposure will be limited to a maximum of 30% of the Fund’s net assets.
The Sub-Adviser will rebalance the Fund at least quarterly and each quarter a maximum of 40 stocks will be considered for replacement in the portfolio. Securities eligible for replacement will generally be those companies with the lowest gender balance scores, however the Sub-Adviser may exclude other issuers in its discretion, such as if a company does not meet the Sub-Adviser’s financial criteria or investment screens. The Sub-Adviser may rebalance the Fund more frequently in its discretion.
The Fund is expected to have significant exposure to the Financials sector, but the Fund’s exposure to this and other sectors may vary over time.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund will invest in equity securities of companies that have demonstrated a commitment to managing their organizations with a gender-balance approach (e.g., seeking gender balance across its management or employees), as described further below. The Fund will typically invest in common and preferred stocks, American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”) of companies located in a number of countries throughout the world, including issuers located in emerging markets.